INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

NOTE 11 - INCOME TAXES

Allocation of federal and state income taxes between current and deferred portions is as follows:

	2011	2010
Current
Federal	$1,663,022	$2,642,443
State	557,499	784,091
	2,220,521	3,426,534

Deferred
Federal	(611,296)	(671,587)
State	(75,650)	(112,331)
	(686,946)	(783,918)
Total income tax expense	$1,533,575	$2,642,616

The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows:

	2011		2010
	Amount	Percent of Pre-Tax Income	Amount	Percent of Pre-Tax Income
Expected income tax expense at federal tax rate	$1,596,313	34.00%	$2,518,828	34.00%
State taxes net of federal benefit	127,658	2.72%	146,501	1.98%
Nondeductible expenses	21,246	0.45%	24,108	0.33%
Nontaxable income	(347,329)	(7.40%)	(312,542)	(4.22%)
Other	135,687	2.89%	265,721	3.59%

Total income tax expense	$1,533,575	32.66%	$2,642,616	35.67%

The net deferred tax assets in the accompanying balance sheets include the following components:

	2011	2010
Deferred tax assets
Deferred fees	$1,410	$1,410
Allowance for loan losses	3,019,914	3,025,478
Deferred compensation	1,739,075	1,624,462
Other	1,408,612	872,426
	6,169,011	5,523,776
Deferred tax liabilities
Unrealized gain on investment securities	149,188	211,824
FHLB stock dividends	156,182	156,182
Depreciation	31,169	94,213
	336,539	462,219

Net deferred tax assets	$5,832,472	$5,061,557

Retained earnings at December 31, 2011 included approximately $1.2 million of bad debt deductions allowed for federal income tax purposes (the “base year tax reserve”) for which no deferred income tax has been recognized. If, in the future, this portion of retained earnings is used for any purpose other than to absorb bad debt losses, it would create income for tax purposes only and income taxes would be imposed at the then prevailing rates. The unrecorded income tax liability on the above amount was approximately $463,000 at December 31, 2011.

The Company does not have uncertain tax positions that are deemed material, and did not recognize any adjustments for unrecognized tax benefits. The Company’s policy is to recognize interest and penalties on income taxes as other noninterest expense. The Company is no longer subject to U.S. Federal tax examinations by tax authorities for years before 2008.